Related Party Transactions (Details) - Chief Executive Officer [Member] - USD ($)	12 Months Ended
	Jan. 31, 2015	Apr. 30, 2015
Related Party Transaction [Line Items]
Unpaid salaries	$ 136,500	$ 136,500
Advance fund from CEO	52,354
Advance amount owed to CEO	$ 52,354	$ 52,354